Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Joint ventures [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties
Joint ventures [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties
Amounts owing from related parties
Joint ventures [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties
Associates [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	246,764	246,239
Associates [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties
Amounts owing from related parties
Associates [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 249	$ 6,730